Goodwill and Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets [Line Items]
Intangible asset amortization expense	$ 11,000	$ 534,000	$ 39,000	$ 553,000	$ 547,586	$ 1,228,336
Minimum [Member]
Goodwill and Intangible Assets [Line Items]
Remaining economic useful lives	5 years		5 years
Minimum [Member] | Patents [Member]
Goodwill and Intangible Assets [Line Items]
Remaining economic useful lives	5 years		5 years		5 years	5 years
Maximum [Member]
Goodwill and Intangible Assets [Line Items]
Remaining economic useful lives	15 years		15 years
Maximum [Member] | Patents [Member]
Goodwill and Intangible Assets [Line Items]
Remaining economic useful lives	15 years		15 years		15 years	15 years